Goodwill and other intangibles - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
Minimum
Disclosure of detailed information about intangible assets [line items]
Product Information, Pre-Tax Discount Rates	0.113
Maximum
Disclosure of detailed information about intangible assets [line items]
Product Information, Pre-Tax Discount Rates	0.131
Customer Relationship Intangible
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years